Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
eCapex	€ 6,815	€ 7,371	€ 7,660
Elimination of proceeds from sales of property, plant and equipment and intangible assets	292	347	163
Telecommunications licenses	2,365	2,678	2,842
Financed assets	5,698	6,329	5,947
Total investments	8,062	9,007	8,789
Including other intangible assets	2,365	2,678	2,842
Including property, plant and equipment	5,698	6,329	5,947
Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	233	229	40
Finance leases [member]
Disclosure of operating segments [line items]
Financed assets	233	229	40
Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	721	1,060	926
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	6,783	7,335	7,636
Elimination of proceeds from sales of property, plant and equipment and intangible assets	292	347	163
Total investments	8,030	8,971	8,766
Telecom activities, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	233	229	40
Telecom activities, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	721	1,060	926
France (excluding Orange Business), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	3,039	3,429	4,117
Elimination of proceeds from sales of property, plant and equipment and intangible assets	158	126	49
Total investments	3,432	3,793	4,471
France (excluding Orange Business), operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	233		40
France (excluding Orange Business), operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		229
France (excluding Orange Business), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	2	9	264
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,831	1,883	1,893
Elimination of proceeds from sales of property, plant and equipment and intangible assets	60	56	66
Total investments	2,359	2,612	2,609
Europe (excluding France), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	468	674	650
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	755	863	980
Elimination of proceeds from sales of property, plant and equipment and intangible assets			1
Total investments	787	873	1,598
Spain, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	32	10	618
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,076	1,020	913
Elimination of proceeds from sales of property, plant and equipment and intangible assets	60	56	65
Total investments	1,572	1,739	1,010
Other European countries, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	436	664	32
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,248	1,271	1,064
Elimination of proceeds from sales of property, plant and equipment and intangible assets	35	99	5
Total investments	1,535	1,747	1,082
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	251	377	12
Orange Business, operating segment [Member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	296	332	318
Elimination of proceeds from sales of property, plant and equipment and intangible assets	19	11	7
Total investments	315	344	325
Orange Business, operating segment [Member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	222	209	206
Totem | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	144	142
Total investments	144	142
Totem | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	115	110
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	225	278	243
Elimination of proceeds from sales of property, plant and equipment and intangible assets	20	55	36
Total investments	245	333	279
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	238	325	271
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	33	35	24
Total investments	€ 33	€ 35	€ 24